Note 14 - Operating Lease Commitments (Details) - Minimum Future Non-cancelable Operating Lease Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Minimum Future Non-cancelable Operating Lease Commitments [Abstract]
2014	$ 7,449
2015	4,970
2016	3,625
2017	2,900
2018	2,482
Thereafter	17,295
$ 38,721